Investment in Associate (Details) - Schedule of Fair Value of the Investment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 30, 2022
Investment in Associate [Abstract]
Balance, beginning
Investment	$ 400	700
Equity losses from investment in MitoCareX	(98)	(109)
Balance, ending	$ 893	$ 591